Transfers and Servicing of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Information regarding cash flows relating to loan sales with continuing involvement
The following table sets forth information regarding cash flows for the years ended December 31, 2013 and 2012 relating to loan sales in which the Company has continuing involvement:

	Years ended December 31,
	2013	2012	2011
Proceeds from new loan sales [1]	$(6,167)	$28,392	$4,335
Proceeds from loan servicing fees	$21,077	$6,229	$2,624
Proceeds from servicing advances	$3,232	$591	$138
Repurchases and indemnifications of previously sold loans	$4,070	$—	$—

[1] Represents the proceeds from mortgage loans or pools of mortgage loans sold to FNMA, FHLMC and GNMA and is presented net of the related repayments of borrowings under the Company's mortgage funding arrangements used to fund the related mortgage loans prior to sale.

Information related to outstanding loans sold with continuing involvement
The following table sets forth information related to outstanding loans sold as of December 31, 2013 and 2012 for which the Company has continuing involvement:

	December 31,
	2013	2012
Total unpaid principal balance	$11,923,510	$4,145,340
Loans 30-89 days delinquent	$167,293	$61,076
Loans delinquent 90 or more days or in foreclosure [1]	$32,269	$11,350

[1] Includes loans eligible for repurchase from GNMA of $26,268 and $7,116, respectively, as of December 31, 2013 and 2012 for which the Company has limited exposure to credit risk due to the nature of the guarantee from GNMA.

Key assumptions used in determining the fair value of MSRs as of the balance sheet date
The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
Discount rates	9.25% - 11.00%	9.25% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA [1]	10.05%	31.84%
FNMA	7.79%	11.98%
GNMA I	8.06%	15.00%
GNMA II	7.58%	10.82%
FHLMC	7.68%	N/A
Cost of servicing (per loan)	$74	$73

[1] Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.

Key assumptions used in determining the fair value of MSR's at initial recognition
The key assumptions (or range of assumptions) used in determining the fair value of the Company’s MSRs at initial recognition during the years ended December 31, 2013, 2012 and 2011 are as follows:

Years ended December 31,
	2013	2012	2011
Discount rates	9.25% - 11.00%	8.00% - 11.00%	8.00% - 11.00%
Annual prepayment speeds (by investor type):
Purchased FNMA[1]	10.05% - 29.68%	16.80% - 31.84%	4.40% - 15.30%
FNMA	7.79% - 10.38%	6.00% - 14.26%	3.20% - 6.70%
GNMA I	7.95% - 12.89%	6.68% - 15.00%	5.20% - 8.30%
GNMA II	7.43% - 9.27%	6.00% - 11.26%	4.50% - 10.90%
FHLMC	7.68% - 8.74%	N/A	N/A
Cost of servicing (per loan)	$73-74	$70-90	$91-96

[1] Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.

Hypothetical effect of an adverse change in key assumptions
The hypothetical effect of an adverse change in these key assumptions would result in a decrease in fair values of the Company's MSRs as follows as of December 31, 2013 and 2012:

	December 31,
	2013	2012
Discount rates:
Impact of discount rate + 1%	$(8,706)	$(2,071)
Impact of discount rate + 2%	$(16,638)	$(3,953)
Impact of discount rate + 3%	$(23,889)	$(5,671)

Prepayment speeds:
Impact of prepayment speed * 105%	$(3,558)	$(1,278)
Impact of prepayment speed * 110%	$(7,003)	$(2,505)
Impact of prepayment speed * 120%	$(13,570)	$(4,819)

Cost of servicing:
Impact of cost of servicing * 105%	$(1,157)	$(415)
Impact of cost of servicing * 110%	$(2,314)	$(830)
Impact of cost of servicing * 120%	$(4,629)	$(1,659)